Commitments and Contingent Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Facility	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($)	Jan. 31, 2015 USD ($)
Commitments And Contingent Liabilities [Line Items]
Customers' letters of credit	$ 10,100,000	$ 13,300,000
Reserve for unfunded loan commitments and letters of credit	611,000	628,000
Payments for repurchase of loans sold with recourse	0
Rental expense for operating lease	$ 2,900,000	$ 4,200,000	$ 7,600,000
Number of leased facilities to be vacated | Facility	3	7
Leased office vacancy costs		$ 619,000	$ 2,700,000
Lease vacancy costs liability	$ 2,000,000
Leases Expiration date			2017-10
One-time payment to landlord				$ 583,000
Other Liabilities [Member]
Commitments And Contingent Liabilities [Line Items]
Recourse reserves for loans	$ 1,600,000	$ 1,400,000